Liquid Green Money Market Fund (Formerly, The Unified Taxable Money Market Fund)
Schedule of Investments -March 31, 2002
(Unaudited)
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

                                                                               Principal
                                                                                 Amount                     Value
Commercial Paper - 49.0%
Exxon Project, 1.72%, 04/03/02                                                 2,000,000               $          1,999,809
GE Capital Corp, 1.76%, 04/02/02                                               1,900,000                          1,899,907
Nestle Capital Corp., 1.78%, 04/18/02                                          2,000,000                          1,998,319
Pfizer, Inc., Inc., 1.76%, 04/05/02                                            2,000,000                          1,999,609
Phillip Morris, Co., 1.80%, 05/01/02                                           2,000,000                          1,997,000
Procter & Gamble Co., 1.76%, 06/03/02                                          1,900,000                          1,894,148
United Parcel Service, Inc., 1.73%, 04/11/02                                   2,000,000                          1,999,039
Verizon Network, 1.72%, 04/30/02                                               1,900,000                          1,897,291
Wells Fargo, Co., 1.74%, 04/29/02                                              1,900,000                          1,897,428
7-Eleven, Inc., 1.79%, 05/30/02                                                2,000,000                          1,994,133

                                                                                                      ------------------
                                                                                                      ------------------
    Total Commercial Paper (Cost $19,576,683)                                                                   19,576,683
                                                                                                      ------------------
                                                                                                      ------------------

U.S.  Government Agency - 30.0%
Federal Home Loan Bank, 2.00%, 02/28/03                                        5,000,000                      5,000,000
Federal Home Loan Bank, 2.48%, 03/25/03                                        2,000,000                      2,000,000
Federal Home Loan Bank Discount Note, 1.64%, 04/17/02                          5,000,000                      4,996,413

                                                                                                      ------------------
                                                                                                      ------------------
     Total U.S. Government Securities (Cost $11,996,413)                                                      6,996,413
                                                                                                      ------------------
                                                                                                      ------------------

Money Market - 1.3%
Huntington Money Fund -  Investment A, 1.64% (Cost $528,528,861)                                                528,861
------------------------------------------------------------------------------------------------------------------------
                                                                                                      ------------------

Repurchase Agreement - 18.5%
Huntington Bank
 (Collateralized by FNMA Adjustable Rate 5.75%, Market Value $7,666,637)                                      7,400,000

                                                                                                      ------------------
                                                                                                      ------------------
      Total Repurchase Agreement (Cost $7,400,000)                                                                7,400,000
                                                                                                      ------------------
                                                                                                      ------------------

TOTAL INVESTMENTS - 98.8% (Cost $39,501,957)                                                                 34,501,957
                                                                                                      ------------------
                                                                                                      ------------------
Other Assets net of Liabilities - 1.2%                                                                          478,314
                                                                                                      ------------------
                                                                                                      ------------------
TOTAL NET ASSETS - 100.0%                                                                                  $ 34,980,271
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
Liquid Green Money Market Fund (Formerly, The Unified Taxable Money Market Fund)
Statement of Assets & Liabilities
March 31, 2002 - (Unaudited)

Assets
Investment in securities (cost $39,501,957)                                                    $ 39,501,957
Cash                                                                                                541,897
Receivable for fund shares sold                                                                     170,288
Accrued interest                                                                                     11,895
                                                                                      ----------------------
                                                                                      ----------------------
   Total assets                                                                                  40,226,037
                                                                                      ----------------------

Liabilities
Payable for fund shares purchased                                                                   205,968
Accrued shareholder servicing fee                                                                     5,143
Accrued 12b-1 fee                                                                                     3,429
Accrued investment advisory fee                                                                      31,226
                                                                                      ----------------------
   Total liabilities                                                                                245,766
                                                                                      ----------------------

Net Assets                                                                                     $ 39,980,271
                                                                                      ======================

Net Assets consist of:
Paid in capital                                                                                  39,980,271
                                                                                      ----------------------
Net Assets for shares of 39,980,271                                                            $ 39,980,271
                                                                                      ======================

Net Asset Value and
  redemption price per share ($39,980,271 / 39,980,271)                                              $ 1.00
                                                                                      ======================
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
Liquid Green Money Market Fund (Formerly, The Unified Taxable Money Market Fund)
Statement of Operations for the six months
       ended March 31, 2002 - (Unaudited)

Investment Income
Interest income                                                                                 $ 522,182
                                                                                           ---------------
Total Income                                                                                      522,182

Expenses
Investment advisory fee                                                                         $ 177,441
Shareholder servicing fee                                                                          29,539
12b-1 fee                                                                                          19,716
                                                                                           ---------------
Total operating expenses                                                                          226,696
                                                                                           ---------------
Net Investment Income (Loss)                                                                      295,486
                                                                                           ---------------

Net increase (decrease) in net assets resulting from operations                                 $ 295,486
                                                                                           ===============
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
Liquid Green Money Market Fund (Formerly, The Unified Taxable Money Market Fund)
Statement of Changes in Net Assets                                              For the                     For the
                                                                           six months ended               year ended
                                                                            March 31, 2002              Sept. 30, 2001
                                                                              (Unaudited)
                                                                        -----------------------     -----------------------

Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                                      $ 295,486                 $ 1,667,397
                                                                        -----------------------     -----------------------
   Net increase (decrease) in net assets resulting from operations                     295,486                   1,667,397
                                                                        -----------------------     -----------------------
Distributions to shareholders
   From net investment income                                                         (295,486)                 (1,665,236)
                                                                        -----------------------     -----------------------
   Total distributions                                                                (295,486)                 (1,665,236)
                                                                        -----------------------     -----------------------
Share Transactions
   Net proceeds from sale of shares                                                 38,490,122                  97,661,896
   Shares issued in reinvestment of distributions                                      304,988                   1,650,894
   Shares redeemed                                                                 (36,509,852)               (105,335,171)
                                                                        -----------------------     -----------------------

Net increase (decrease) in net assets resulting
   from share transactions                                                           2,285,258                  (6,022,381)
                                                                        -----------------------     -----------------------
Total increase (decrease) in net assets                                              2,285,258                  (6,020,220)
                                                                        -----------------------     -----------------------

Net Assets
   Beginning of period                                                              37,695,013                  43,715,233
                                                                        -----------------------     -----------------------
   End of period                                                                  $ 39,980,271                $ 37,695,013
                                                                        =======================     =======================

Capital Share Transactions
         Shares sold                                                                38,490,122                  97,661,896
         Shares issued in reinvestment of distributions                                304,988                   1,650,894
         Shares redeemed                                                           (36,509,852)               (105,335,171)
                                                                        -----------------------     -----------------------

Net increase (decrease) from capital transations                                     2,285,258                  (6,022,381)
                                                                        =======================     =======================
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
Liquid Green Money Market Fund (Formerly, The Unified Taxable Money Market Fund)
Financial Highlights
                                                For the
                                            six months ended   For the         For the         For the    For the         For the
                                            March 31, 2002   year ended      year ended     year ended  year ended     year ended
                                              (Unaudited)  Sept 30, 2001    Sept 30, 2000 Sept 30, 1999ept 30, 1998  Sept 30, 1997
                                      -----------------    -------------   ----------------------------   -------------------------

Selected Per Share Data
Net asset value, beginning of period            $ 1.00            $ 1.00         $ 1.00          $ 1.00         $ 1.00       $ 1.00
                                      -----------------    --------------   ------------   -------------   ------------   ----------
Income from investment operations
   Net investment income (loss)                   0.01              0.04           0.04            0.04           0.04         0.03
                                      -----------------    --------------   ------------   -------------   ------------   ----------
Total from investment operations                  0.01              0.04           0.04            0.04           0.04         0.03
                                       ----------------    --------------   ------------   -------------   ------------   ----------
Less distributions
  From net investment income (loss)              (0.01)            (0.04)         (0.04)          (0.04)         (0.04)       (0.03)
                                      -----------------    --------------   ------------   -------------   ------------   ----------
Total distributions                              (0.01)            (0.04)         (0.04)          (0.04)         (0.04)       (0.03)

Net asset value, end of period                  $ 1.00            $ 1.00         $ 1.00          $ 1.00         $ 1.00        $ 1.00
                                      =================    ==============   ============   =============   ============   ==========


Ratios and Supplemental Data
Net assets, end of period (000)               $ 39,980          $ 37,695       $ 43,715        $ 52,413       $ 65,575     $ 50,620

Ratio of expenses to average net assets          1.15% (a)         1.15%          1.15%           1.15%          1.30%        1.44%
Ratio of expenses (after reimbursement)
   to average net assets                           N/A               N/A            N/A             N/A          1.10%        1.12%
Ratio of net investment income (loss) to
   average net assets                            1.50% (a)         4.10%          4.43%           3.81%          4.12%        3.86%
Ratio of net investment income (loss) to
    (after reimbursement) to average
      net assets                                   N/A               N/A            N/A             N/A          4.33%        4.19%

(a) Annualized.

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 Liquid Green Money Market Fund
                (Formerly, The Unified Taxable Money Market Fund)
                          Notes to Financial Statements
                                 March 31, 2002
                                   (Unaudited)

NOTE 1.  ORGANIZATION

              The Liquid Green Money Market Fund (the "Fund") was organized as a diversified series of the AmeriPrime Advisors Trust (the "Trust") on September 20, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. On September 28, 2001, the Fund acquired the assets and assumed the liabilities of the Taxable Money Market Fund (the "Predecessor Fund"), a series of The Unified Funds. The Predecessor Fund commenced operations on June 2, 1995. The investment objective of the Fund is to seek a high level of current income consistent with the preservation of capital and maintenance of liquidity. The investment adviser to the Fund is Unified Investment Advisers, Inc. (the "Adviser").

              The financial statements for the year ended September 30, 2001, represent activities for the year of the Predecessor Fund and the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

                The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

         Securities Valuations - The Fund uses the amortized cost method for valuing securities, which normally approximates market value, and is intended to result in a constant net asset value ("NAV") of $1.00 per share. Although every effort is made to maintain the NAV at $1.00 per share, there is no assurance that the $1.00 NAV will be maintained at all times.

         Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         Dividends and Distributions - The Fund intends to pay dividends on a daily basis. However, to the extent that net realized gains of the Fund could be reduced by any capital loss carry-overs from the Fund, such gains will not be distributed. Dividend distributions are recorded on the ex-dividend date.

          Repurchase Agreement - Under the terms of a typical repurchase agreement, a Fund writes a financial contract with a counter party and takes possession of a government debt obligation as collateral. The Fund also agrees with the counter party to allow the counter party to repurchase the financial contract at a specific date and price, thereby determining the yield during the Fund's holding period. This arrangement will result in a fixed rate of return not subject to the market's fluctuation during the holding period indicated in the contract. The value of the collateral is at least equal to the total amount of the repurchase obligation, including interest. In the event of default by the counter party, a Fund has the right to use the collateral to offset any losses incurred.

         Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                         Liquid Green Money Market Fund
                (Formerly, The Unified Taxable Money Market Fund)
                          Notes to Financial Statements
                                 March 31, 2002
                             (Unaudited) - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

               The Adviser is Unified Investment Advisers, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204. Under the terms of the management agreement, the Adviser manages the Fund's investments subject to the approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary expenses. In addition, the Fund pays distribution-related expenses which the Fund is authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (including, without limitation, expenses related to the distribution of the Fund's shares under its Distribution Plan and expenses incurred under the Shareholder Services Plan). As compensation for its management services and agreement to pay the Fund's expenses, the Fund is authorized to pay the Adviser a fee based on the average value of its daily net assets at the annual rate of 0.90%. For the six months period ended March 31, 2002, the Adviser earned a fee of $177,441.

         The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified is an affiliate of the Adviser.

         The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc. Unified Financial Securities, Inc. is an affiliate of the Adviser.

         The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"). Under the terms of the Distribution Plan, the Fund pays Unified Financial Securities, Inc. a monthly fee of up to 0.10% of the Fund's average daily net assets. For the six months period ended March 31, 2002, Unified Financial Securities, Inc. earned a fee of $19,716.

         The Trust has adopted a Shareholder Services Plan in which financial institutions may enter into a shareholder services agreement with the Trust to provide administrative support services to the Fund. In return for such services, the Fund will pay each financial institution a monthly fee computed at the annual rate not to exceed 0.15% of the average aggregate net asset value of the Fund shares held by the financial institution during the month.

NOTE 4. INVESTMENTS

          For the six months ended March 31, 2002, the aggregate cost of securities for federal income tax purposes at March 31, 2002 was $39,501,957.

NOTE 5. ESTIMATES

         Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.